Share capital and share base payments - Breakdown of Expenses Per Financial Year (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	€ 2,475	€ 3,826	€ 2,707
AGA Management 2016-1&2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	0	1,351	1,392
AGA Employees 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	0	152	456
AGAP Management 2017 / AGAP Employees 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	0	252	567
AGA Bonus 2017 / AGA Bonus 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	0	190	208
AGA Perf Management 2018 / AGA Perf Employees 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	618	782	84
AGA 2018-1 Employees
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	23	579	0
AGAP Management 2017-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	43	29	0
AGAP Employee 2019 / AGAP Management 2019
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	867	152	0
AGA Bonus 2019-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	0	339	0
AGA Bonus 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	394	0	0
AGAP Employee 2020/AGAP Management 2020
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	502	0	0
Stock Options 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	€ 28	€ 0	€ 0